Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 45,009,486	$ 1,469,937	$ 47,850,324
Noncurrent portion	20,489,434	669,152	42,851,353
Less: current portion of bonds payable	24,520,052	800,785	4,998,971
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	45,093,247	1,472,673	48,244,760
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	2,000,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	140,431	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,500,000	212,280	6,500,000
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	114,304	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,000,000	326,584	10,000,000
Cost [member] | Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	3,000,000
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	5,000,000	163,292	5,000,000
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	65,317	2,000,000
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,102,400	101,319	3,102,400
Cost [member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,690,847	349,146	8,842,360
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 83,761	$ 2,736	$ 394,436